Financial Instruments — Fair Value Measurements (Details) - Schedule of Model Valuation Assumptions	12 Months Ended
	Mar. 31, 2023 $ / shares
Convertible Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (years)	2 months 15 days
Volatility	34.00%	[1]
Risk-free rate	4.80%	[2]
Estimated conversion price	$ 10
Calculated fair value per share	$ 10.7
Senior Subordinated Convertible Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (years)	2 months 15 days
Volatility	34.00%	[1]
Risk-free rate	4.80%	[2]
Estimated conversion price	$ 5
Calculated fair value per share	$ 10.7

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.